Summary of Significant Accounting Policies (Details 2) (Warrant [Member], USD $)	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012
Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	$ 0	$ 0
Aggregate fair value of warrant liability upon issuance	0	0
Change in fair value of warrant liability - recorded after the balance sheet dated December 21, 2012, but during the year ended October 31, 2013 (as explained below)	3,230,000	0
Ending balance	$ 3,230,000	$ 0